Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Inventories
NOTE 3. INVENTORIES
Inventories consisted of the following:

	June 30, 2022	December 31, 2021
Direct materials	$71,620	$83,943
Repair and distribution parts	66,209	54,156
Work-in-progress	52,770	31,298
Equipment	3,186	3,290

Total inventories	$193,785	$172,687

	June 30, 2022	December 31, 2021
Work-in-progress related to finance leases	$44,234	$36,169
The amount of inventory and overhead costs recognized as an expense and included in COGS for the three and six months ended June 30, 2022 was $308.5 million and $577.9 million (June 30, 2021 – $153.4 million and $311.1 million). COGS is made up of direct materials, direct labour, depreciation on manufacturing assets, post-manufacturing expenses, and overhead. COGS also includes inventory write-downs pertaining to obsolescence and aging, together with recoveries of past write-downs upon disposition. The net change in inventory reserves charged to the interim condensed consolidated statements of earnings and included in COGS for the three and six months ended June 30, 2022 was $(0.1) million and $1.0 million (June 30, 2021 – $1.0 million and $2.6 million).
The costs related to the construction of rental assets determined to be finance leases are accounted for as work-in-progress
related to finance leases. Once the project is completed and enters service it will be reclassified to COGS. During the three and six months ended June 30, 2022 the Company spent $11.7 million and $40.9 million (June 30, 2021 – $14.3 million and $14.3 million) related to finance leases.

NOTE 8. INVENTORIES
Inventories consists of the following:

December 31,	2021	2020
Direct materials	$83,943	$119,342
Repair and distribution parts	54,156	52,125
Work-in-progress	31,298	25,185
Equipment	3,290	15,599

Total inventories	$172,687	$212,251

December 31,	2021	2020
Work-in-progress related to finance leases	$36,169	$—
The amount of inventory and overhead costs recognized as an expense and included in cost of goods sold
during 2021 was $757.9 million (December 31, 2020 – $937.7 million; December 31, 2019 – $1,631.2 million). Cost of goods sold is made up of direct materials, direct labour, depreciation on manufacturing assets, post-manufacturing expenses, and overhead. Cost of goods sold also includes inventory write-downs pertaining to obsolesce nce

and aging

together with recoveries of past write-downs upon disposition. The net amount of inventory write-downs charged to the consolidated statements of earnings and included in cost of goods sold for the year ended December
31
,
2021
was $
6.1
 million (
December 31, 2020
–
$
5.4
 million; December
31
,
2019
–
$
5.9
million).
The costs related to the construction of rental assets determined to be finance leases are accounted for as work-in-progress
related to finance leases. Once the project is completed and enters service it will be reclassified to cost of goods sold. During the year ended December 31, 2021 the Company spent $36.2 million (December 31, 2020 – nil) related to finance leases.